Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net (loss) income	$ (1,997)	$ (1,849)	$ 996
Share of equity accounted losses (earnings), net of distributions	(41)	306	(563)
Fair value losses (gains), net	692	673	(20)
Deferred income tax expense (benefit)	96	(554)	118
Depreciation and amortization	418	440	287
Working capital and other	1,850	314	(871)
Cash flows from (used in) operating activities	1,018	(670)	(53)
Financing activities
Debt obligations, issuance	21,512	18,896	9,048
Debt obligations, repayments	(17,836)	(20,200)	(10,704)
Capital securities, issued	366	277	57
Capital securities, redeemed	(14)	(16)	(3)
Non-controlling interests, issued	3,361	6,535	2,605
Non-controlling interests, purchased	(10)	(51)	(2,455)
Settlement of deferred consideration	140	(458)	(5)
Repayment of lease liabilities	(60)	(52)	(26)
Limited partnership units, issued	510	603	0
Issuances to redeemable/exchangeable and special limited partnership unitholders	908	1,077	0
Cash flows from (used in) financing activities	5,736	1,943	(6,458)
Acquisitions
Investment properties	(9,053)	(4,807)	(1,395)
Property, plant and equipment	(403)	(529)	(207)
Equity accounted investments	(425)	(496)	(91)
Financial assets and other	(1,342)	(1,877)	(889)
Cash acquired in business combinations	(6)	940	70
Dispositions
Investment properties	2,437	1,358	1,861
Property, plant and equipment	562	228	58
Equity accounted investments	1,019	1,088	972
Financial assets and other	980	938	1,702
Disposition of subsidiaries	97	0	5,689
Cash impact of deconsolidation and reclassification to assets held for sale	(703)	197	(73)
Restricted cash and deposits	39	(21)	114
Cash flows from (used in) investing activities	(6,798)	(2,981)	7,811
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(44)	(1,708)	1,300
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(59)	30	(59)
Balance, beginning of year	2,341	4,020	2,576
Balance, end of year	2,208	2,341	4,020
Cash paid for:
Income taxes, net of refunds received	140	180	114
Interest (excluding dividends on capital securities)	4,357	4,755	2,450
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(30)	(1)	203
Limited partners
Operating activities
Net (loss) income	(510)	(442)	(47)
Financing activities
Distributions	(452)	(440)	(419)
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(807)	(789)	(748)
FV LTIP units of the Operating Partnership
Financing activities
Repurchased units	(6)	(15)	(5)
Distributions	(1)	(2)	(2)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(1,831)	(3,378)	(3,757)
Preferred distributions
Financing activities
Distributions	$ (44)	$ (44)	$ (44)